Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock based compensation
Stock-based compensation
Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Stock option awards	$12,973	$20,884	$20,443
Restricted stock unit awards	15,535	19,025	14,905
Deferred compensation bonus and matching stock unit awards	550	749	124
Employee stock purchase plans	-	-	485
Awards under Non-Employee Director compensation plan	1,280	1,213	880
Total stock-based compensation, before income taxes	30,338	41,871	36,837
Income tax benefit	(11,459)	(15,848)	(13,862)
Total stock-based compensation expense, net of income taxes	$18,879	$26,023	$22,975

Stock-based compensation, allocation by financial statement line item
December 31,	2013	2012	2011
(Dollars in thousands)
Selling, general and administrative expense	$27,130	$38,563	$33,949
Cost of services and products	3,208	3,308	2,888
Total stock-based compensation	$30,338	$41,871	$36,837

Stock-based compensation, fair value assumptions
TDS estimated the fair value of stock options granted in 2013, 2012 and 2011 using the Black Scholes valuation model and the assumptions shown in the table below:

	2013	2012	2011
Expected life	5.7 Years	5.5 Years	5.5 Years
Expected annual volatility rate	41.0%	41.1%	37.6%
Dividend yield	2.3%	2.4%	1.6%
Risk-free interest rate	1.0%	0.9%	2.1%
Estimated annual forfeiture rate	2.9%	2.9%	3.0%

U.S. Cellular estimated the fair value of stock options granted during 2013, 2012, and 2011 using the Black Scholes valuation model and the assumptions shown in the table below.

	2013	2012	2011
Expected life	4.6-9.0 years	4.5 years	4.3 years
Expected volatility	29.2%-39.6%	40.7%-42.6%	43.4%-44.8%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.7%-2.4%	0.5%-0.9%	0.7%-2.0%
Estimated annual forfeiture rate	0.0%-8.1%	0.0%-9.1%	0.0%-7.8%

Summary of stock options
Tandem Options	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2010	651,000	$69.60
(651,000 exercisable)		69.60
Exercised	(2,000)	53.77		$30,000
Forfeited	-	-
Expired	(78,000)	99.23
Reclassification of Tandem Options due to Share Consolidation	(571,000)	65.64		$158,000
Outstanding at December 31, 2011	-

Special Common Share Options	Number of Options	Weighted Average Exercise Prices	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2010	5,108,000	$35.41
(2,506,000 exercisable)		43.14
Granted	1,034,000	29.94	$9.59
Exercised	(5,000)	26.95		$19,000
Forfeited	(34,000)	28.12
Expired	(79,000)	35.00
Reclassification of Special Common Options due to Share Consolidation	(6,024,000)	$34.38		$-
Outstanding at December 31, 2011	-

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Prices	Fair Value	Value	(in years)
Reclassification of Tandem Options due to Share Consolidation	1,192,000	31.45
Reclassification of Special Common Options due to Share Consolidation	6,024,000	34.38
Outstanding at December 31, 2011	7,216,000	$33.89
(4,865,000 exercisable)		36.67
Granted	1,702,000	20.79	$6.28
Exercised	(1,000)	20.65		$4,000
Forfeited	(106,000)	23.81
Expired	(298,000)	30.12
Outstanding at December 31, 2012	8,513,000	$31.53
(5,782,000 exercisable)		35.12
Granted	1,259,000	22.60	$7.01
Exercised	(683,000)	25.33		$2,450,000
Forfeited	(81,000)	23.75
Expired	(228,000)	34.10
Outstanding at December 31, 2013	8,780,000	$30.74		$11,483,000	6.0
(6,160,000 exercisable)		$34.13		$2,256,000	4.9

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2010	2,627,000	$42.28
(1,333,000 exercisable)		47.18
Granted	694,000	44.34	$16.66
Exercised	(201,000)	32.32		$2,099,000
Forfeited	(83,000)	39.42
Expired	(203,000)	49.32
Outstanding at December 31, 2011	2,834,000	$43.07
(1,533,000 exercisable)		46.23
Granted	677,000	34.91	$12.61
Exercised	(47,000)	29.82		$205,000
Forfeited	(117,000)	38.45
Expired	(133,000)	46.17
Outstanding at December 31, 2012	3,214,000	$41.58
(1,928,000 exercisable)		43.99
Granted	1,213,000	32.45	$11.53
Exercised	(892,000)	34.78		$6,787,000
Forfeited	(574,000)	34.17
Expired	(247,000)	48.35
Outstanding at December 31, 2013	2,714,000	$42.22		$13,015,000	6.80
(1,359,000 exercisable)		$46.91		$2,632,000	4.60

Summary of nonvested restricted stock units
A summary of TDS nonvested restricted stock units and changes during the year ended December 31, 2013 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	547,000	$23.44
Granted	353,000	$21.09
Vested	(213,000)	$28.94
Forfeited	(24,000)	$23.16
Nonvested at December 31, 2013	663,000	$20.43

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2013 and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	1,139,000	$38.40
Granted	601,000	32.06
Vested	(238,000)	42.26
Forfeited	(332,000)	35.63
Nonvested at December 31, 2013	1,170,000	$36.46